BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2022

	Shares	Value
COMMON STOCKS - 98.5%
AUSTRALIA - 5.7%
Toll Roads - 5.7%
Transurban Group	1,741,839	$13,756,077
Total AUSTRALIA		13,756,077
BRAZIL - 4.0%
Electricity Transmission & Distribution - 2.4%
Equatorial Energia SA	1,177,442	5,862,818
Toll Roads - 1.6%
CCR SA	1,712,640	3,987,646
Total BRAZIL		9,850,464
CANADA - 7.9%
Midstream - 1.0%
AltaGas Ltd.	128,677	2,463,899
Pipelines - 4.7%
Enbridge, Inc.	310,764	11,523,026
Rail - 2.2%
Canadian Pacific Railway Ltd.	79,270	5,291,553
Total CANADA		19,278,478
CHILE - 0.7%
Water - 0.7%
Aguas Andinas SA	8,837,820	1,715,870
Total CHILE		1,715,870
CHINA - 4.5%
Communications - 1.5%
China Tower Corporation Ltd. (e)	33,995,801	3,632,174
Gas Utilities - 3.0%
China Resources Gas Group Ltd.	1,344,100	4,261,651
ENN Energy Holdings Ltd.	234,333	3,124,404
		7,386,055
Total CHINA		11,018,229
FRANCE - 2.1%
Renewables/Electric Generation - 1.1%
Engie SA	223,012	2,566,834
Toll Roads - 1.0%
Vinci SA	30,900	2,498,588
Total FRANCE		5,065,422
GERMANY - 1.4%
Renewables/Electric Generation - 1.4%
RWE AG	89,850	3,302,515
Total GERMANY		3,302,515
ITALY - 2.3%
Renewables/Electric Generation - 0.9%
Hera SpA	988,700	2,100,860
Toll Roads - 1.4%
Atlantia SpA	155,969	3,441,548
Total ITALY		5,542,408
JAPAN - 3.4%
Rail - 3.4%
East Japan Railway Co.	106,600	5,466,927
West Japan Railway Co.	73,443	2,807,292
Total Rail		8,274,219
Total JAPAN		8,274,219
SPAIN - 6.7%
Airports - 2.1%
Aena SME SA (e) (n)	48,400	5,022,915
Communications - 2.2%
Cellnex Telecom SA (e)	177,200	5,465,995
Toll Roads - 2.4%
Ferrovial SA	253,337	5,750,379
Total SPAIN		16,239,289
UNITED KINGDOM - 3.3%
Electricity Transmission & Distribution - 1.6%
National Grid PLC	381,160	3,923,685
Renewables/Electric Generation - 1.1%
SSE PLC	151,120	2,551,801
Water - 0.6%
Severn Trent PLC	58,248	1,522,689
Total UNITED KINGDOM		7,998,175
UNITED STATES - 56.5%
Communications - 7.1%
American Tower Corp.	11,200	2,404,640
Crown Castle, Inc.	70,100	10,132,955
SBA Communications Corp.	16,600	4,725,190
Total Communications		17,262,785
Electricity Transmission & Distribution - 11.0%
CenterPoint Energy, Inc.	242,100	6,822,378
Eversource Energy	86,200	6,720,152
PG&E Corp. (n)	635,585	7,944,812
Sempra Energy	35,435	5,313,124
Total Electricity Transmission & Distribution		26,800,466
Gas Utilities - 3.1%
NiSource, Inc.	248,310	6,254,929
Southwest Gas Holdings, Inc.	19,900	1,388,025
Total Gas Utilities		7,642,954
Midstream - 6.4%
Cheniere Energy, Inc.	47,743	7,921,041
Equitrans Midstream Corp.	590,062	4,413,664
Targa Resources Corp.	51,698	3,119,457
Total Midstream		15,454,162
Rail - 1.8%
CSX Corp.	168,100	4,478,184
Renewables/Electric Generation - 27.1%
Ameren Corp.	73,400	5,912,370
American Electric Power Company, Inc.	94,936	8,207,217
Dominion Energy, Inc.	167,240	11,557,956
Entergy Corp.	78,034	7,852,562
FirstEnergy Corp.	157,250	5,818,250
NextEra Energy, Inc.	174,750	13,702,148
Public Service Enterprise Group, Inc.	93,370	5,250,195
Xcel Energy, Inc.	115,900	7,417,600
Total Renewables/Electric Generation		65,718,298
Total UNITED STATES		137,356,849
Total COMMON STOCKS
(Cost $240,295,983)		239,397,995
Total Investments - 98.5%
(Cost $240,295,983)		239,397,995
Other Assets in Excess of Liabilities - 1.5%		3,578,520
TOTAL NET ASSETS - 100.0%		$242,976,515
The following notes should be read in conjunction with the accompanying Schedule of Investments
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the total value of all such securities was $14,121,084 or 5.8% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$13,756,077	$-	$13,756,077
Brazil	9,850,464	-	-	9,850,464
Canada	19,278,478	-	-	19,278,478
Chile	1,715,870	-	-	1,715,870
China	-	11,018,229	-	11,018,229
France	-	5,065,422	-	5,065,422
Germany	-	3,302,515	-	3,302,515
Italy	-	5,542,408	-	5,542,408
Japan	-	8,274,219	-	8,274,219
Spain	-	16,239,289	-	16,239,289
United Kingdom	-	7,998,175	-	7,998,175
United States	137,356,849	-	-	137,356,849
Total Common Stocks	168,201,661	71,196,334	-	239,397,995
Total	$168,201,661	$71,196,334	$-	$239,397,995